SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

DWS LifeCompass 2040 Fund

The following information replaces similar disclosure contained in APPENDIX I-K – UNDERLYING FUNDS OF DWS LIFECOMPASS RETIREMENT FUND, DWS LIFECOMPASS 2015 FUND, DWS LIFECOMPASS 2020 FUND, DWS LIFECOMPASS 2030 FUND AND DWS LIFECOMPASS 2040 FUND in Part I of the Funds’  Statement of Additional Information:

The following are the DWS mutual funds, ETFs and other pooled investment vehicles in which the funds may invest. Each DWS mutual fund is managed by Deutsche Investment Management Americas Inc. The other named investment vehicles are managed by the advisor indicated.

Central Cash Management Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified Market Neutral Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global Equity Fund
DWS Global Growth Fund
DWS Global High Income Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS International Fund
DWS International Value Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS Mid Cap Growth Fund
DWS Mid Cap Value Fund
DWS Money Market Prime Series — DWS Cash Investment Trust
DWS Money Market Series — Institutional Shares
DWS RREEF Global Infrastructure Fund

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DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS Technology Fund
DWS Ultra-Short Duration Fund
DWS U.S. Bond Index Fund
DWS World Dividend Fund

series of db-X Exchange-Traded Funds Inc. (managed by DBX Strategic Advisors LLC)
series of DBX ETF Trust (managed by DBX Advisors LLC)
series of PowerShares DB Multi-Sector Commodity Trust (managed by DB Commodity Services LLC)
PowerShares DB G10 Currency Harvest Fund (managed by DB Commodity Services LLC)
PowerShares DB Commodity Index Tracking Fund (managed by DB Commodity Services LLC)
series of PowerShares DB US Dollar Index Trust (managed by DB Commodity Services LLC)

Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC are all subsidiaries of Deutsche Bank AG.

Please Retain This Supplement for Future Reference

July 19, 2013